RELATED PARTY TRANSACTIONS - Related Party Loans & Administrative Services Agreement (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 24, 2021
Related Party Transaction [Line Items]
General and administrative expenses—related party	$ 52,500	$ 30,000	$ 74,000	$ 210,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Related Party Loans [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Aggregate amount					$ 109,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 0		0	$ 0
Conversion price per share	$ 10			$ 10
Amount of reimbursed or accrued	$ 0		0	$ 0
Working Capital Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Repayment of promissory note - related party	1,500,000			1,500,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expenses—related party	53,000	$ 30,000	210,000	74,000
Outstanding for services under administrative services agreement	337,000		74,000	$ 284,000
Administrative Service Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Expenses per month	$ 17,500		$ 17,500